Derivative Instruments	6 Months Ended
Jun. 30, 2011
Derivative Instruments [Abstract]
Derivative Instruments
11.	Derivative Instruments
The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.
The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at June 30, 2011, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	429,638	(63,073)	25.6	4.9%
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	212,806	(48,748)	7.7	6.2%
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(13,255)	7.2	4.9%
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(18,260)	5.5	5.3%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	225,000	(39,059)	17.5	5.2%
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,673	72,059	25.6	4.8%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	397,560	(20,807)	13.0	3.8%

			(131,143)

(1)	Excludes the margins the Partnership pays on its drawn floating-rate debt, which, at June 30, 2011, ranged from 0.3% to 0.7% (see Note 8).

(2)	Principal amount reduces quarterly.

(3)	Principal amount reduces semiannually.

(4)	Principal amount reduces monthly to 70.1 million Euros ($101.7 million) by the maturity dates of the swap agreements.
The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.
In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative at June 30, 2011 was a liability of $9.6 million (December 31, 2010 — liability of $10.0 million).
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2011
Interest rate swap agreements	4,530	16,967	50,562	(11,367)	(47,041)	(144,794)
Toledo Spirit time-charter derivative	—	—	—	—	—	(9,600)

	4,530	16,967	50,562	(11,367)	(47,041)	(154,394)

As at December 31, 2010
Interest rate swap agreements	4,587	16,758	45,525	(11,498)	(50,603)	(139,362)
Toledo Spirit time-charter derivative	—	—	—	—	—	(10,000)

	4,587	16,758	45,525	(11,498)	(50,603)	(149,362)

The following tables present the gains (losses) for those derivative instruments not designated or qualifying as hedging instruments. All gains (losses) are presented as realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of (loss) income.

	Three Months Ended June 30,
	2011			2010
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(10,046)	(16,430)	(26,476)	(10,581)	(32,868)	(43,449)
Toledo Spirit time-charter derivative	(53)	(800)	(853)	—	(2,100)	(2,100)

	(10,099)	(17,230)	(27,329)	(10,581)	(34,968)	(45,549)

	Six Months Ended June 30,
	2011			2010
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(20,283)	3,376	(16,907)	(21,795)	(48,266)	(70,061)
Toledo Spirit time-charter derivative	(53)	400	347	—	(2,300)	(2,300)

	(20,336)	3,776	(16,560)	(21,795)	(50,566)	(72,361)